Property, plant and equipment (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	$ 683	$ 770
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	546
Later than one year and not later than two years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	117
Later than two years and not later than three years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	$ 20